    As filed with the Securities and Exchange Commission on January 27, 2005
                                                     1933 Act File No. 333-
                                                     1940 Act File No. 811-21670


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

                             REGISTRATION STATEMENT
                     UNDER THE SECURITIES ACT OF 1933 [ ]
                       PRE-EFFECTIVE AMENDMENT NO.    [ ]
                      POST-EFFECTIVE AMENDMENT NO. 1  [X]

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                  AMENDMENT NO. 3     [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                   EATON VANCE ENHANCED EQUITY INCOME FUND II
             ------------------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 482-8260
        -----------------------------------------------------------------

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     NAME AND ADDRESS (OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:

    MARK P. GOSHKO, ESQ.                             THOMAS A. HALE, ESQ.
KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP          SKADDEN, ARPS, SLATE,
       75 STATE STREET                                MEAGHER & FLOM LLP
BOSTON, MASSACHUSETTS 02109                        333 W. WACKER SUITE 2100
                                                    CHICAGO, ILLINOIS 60606

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

      [X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement for the same offering is 333-120421.

      If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

      It is proposed that this filing will become effective (check appropriate box): [ ] when declared effective pursuant to Section 8(c)

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                              PROPOSED          PROPOSED
                                         AMOUNT BEING         MAXIMUM            MAXIMUM            AMOUNT OF
                                          REGISTERED          OFFERING          AGGREGATE       REGISTRATION FEES
TITLE OF SECURITIES BEING REGISTERED          (1)          PRICE PER UNIT    OFFERING PRICE          (1)(2)
                                                                (1)                (1)
Common Shares of Beneficial                315,000           $20.00            $6,300,000            $741.51
Interest, $0.01 par value

(1) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

(2) Includes Shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

                      ------------------------------------

      This Registration Statement is being filed by the Eaton Vance Enhanced Equity Income Fund II (the "Registrant") pursuant to Rule 462(b) promulgated under the Securities Act of 1933, as amended. The Registrant hereby incorporates by reference into this Registration Statement the content of the Registrant's Registration Statement on Form N-2 and all amendments thereto (File No. 333-120421) declared effective on January 25, 2005 by the Securities and Exchange Commission (the "Commission") including each of the documents filed by the Registrant with the Commission therein.

                                     NOTICE


     A copy of the Agreement and Declaration of Trust of Eaton Vance Enhanced Equity Income Fund II is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

      Pursuant to requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on the 26th day of January 2005.

                                      EATON VANCE ENHANCED EQUITY INCOME FUND II


                                             By:   /s/ Duncan W. Richardson
                                                   --------------------------
                                                   Duncan W. Richardson
                                                   President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    Signature                                        Title                             Date
                    ---------                                        -----                             ----
/s/ Duncan W. Richardson                                 President and Principal                   January 26, 2005
--------------------------------------------             Executive Officer
Duncan W. Richardson

/s/ James L. O'Connor                                    Treasurer and Principal Financial         January 26, 2005
--------------------------------------------             and Accounting Officer
James L. O'Connor

/s/ James B. Hawkes                                      Trustee                                   January 26, 2005
--------------------------------------------
James B. Hawkes

Samuel L. Hayes, III*                                    Trustee                                   January 26, 2005
--------------------------------------------
Samuel L. Hayes, III

William H. Park*                                         Trustee                                   January 26, 2005
--------------------------------------------
William H. Park

Ronald A. Pearlman*                                      Trustee                                   January 26, 2005
--------------------------------------------
Ronald A. Pearlman

Norton H. Reamer*                                        Trustee                                   January 26, 2005
--------------------------------------------
Norton H. Reamer

Lynn A. Stout*                                           Trustee                                   January 26, 2005
--------------------------------------------
Lynn A. Stout

* By: /s/ Alan R. Dynner
------------------------------
Alan R. Dynner (As attorney in-fact)